Related Parties - Disclosure of Transactions with Related Parties (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	R 4	R 3
Purchases and services acquired from related parties	56	60
Joint operations
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	4	3
Directors
Disclosure of transactions between related parties [line items]
Purchases and services acquired from related parties	5	5
Associates
Disclosure of transactions between related parties [line items]
Purchases and services acquired from related parties	R 51	R 55